Business Combinations,Discontinued Operations, Sale of Other Disposal Groups and Selected Financial Information by Geographic Operating Segment - Additional Information (Detail)
$ / shares in Units, € in Millions, $ in Millions
																				6 Months Ended		10 Months Ended		12 Months Ended
	Feb. 07, 2017 USD ($)	Feb. 07, 2017 MXN ($)	Feb. 07, 2017 USD ($) $ / shares	Jan. 09, 2017 USD ($) shares	Jan. 09, 2017 TTD ($) shares	Dec. 02, 2016 MXN ($)	Nov. 28, 2016 USD ($)	Nov. 18, 2016 USD ($) T	Nov. 18, 2016 MXN ($) T	Sep. 12, 2016 USD ($) T	Sep. 12, 2016 MXN ($) T	May 26, 2016 USD ($)	May 26, 2016 MXN ($)	Oct. 31, 2015 USD ($) Quarry Plant	Oct. 31, 2015 MXN ($) Quarry Plant	Oct. 31, 2015 EUR (€) Quarry Plant	Jan. 05, 2015 USD ($) Quarry Plant Mills T	Jan. 05, 2015 MXN ($) T	Jan. 05, 2015 EUR (€) T	Jun. 30, 2017 USD ($)	Jun. 30, 2017 MXN ($)	Oct. 31, 2015 USD ($) Quarry Plant	Oct. 31, 2015 MXN ($) Quarry Plant	Dec. 31, 2017 USD ($) T	Dec. 31, 2017 MXN ($) T	Dec. 31, 2016 MXN ($) GeographicalAreas	Dec. 31, 2015 USD ($)	Dec. 31, 2015 MXN ($) Quarry Plant Mills	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 MXN ($)	Jun. 30, 2017 MXN ($)	Feb. 07, 2017 MXN ($)	Feb. 01, 2017 USD ($)	Feb. 01, 2017 MXN ($)	Jan. 05, 2015 MXN ($) Quarry Plant Mills	Jan. 05, 2015 EUR (€) Quarry Plant Mills	Dec. 31, 2014 MXN ($)
Disclosure of operating segments [line items]
Goodwill																										$ 206,319		$ 184,156		$ 195,474							$ 160,544
Proportional write off of goodwill based on relative fair values																									$ 1,804	$ 9,734		0
Number of geographical regions | GeographicalAreas																										5
Debt																										$ 236,238		229,343		193,995							$ 205,834
Share in borrowings, percentage																								80.00%	80.00%	73.00%
Top of range [member]
Disclosure of operating segments [line items]
Production capacity | T																								950,000	950,000
United States [member]
Disclosure of operating segments [line items]
Goodwill																										$ 162,692				152,486
Geographical regions																										United States
Mexico [member]
Disclosure of operating segments [line items]
Goodwill																										$ 7,529				7,371
Geographical regions																										Mexico
Europe [member]
Disclosure of operating segments [line items]
Geographical regions																										Europe
South, Central America and the Caribbean [member]
Disclosure of operating segments [line items]
Geographical regions																										South, Central America and the Caribbean
Asia, Middle East and Africa [member]
Disclosure of operating segments [line items]
Geographical regions																										Asia, Middle East and Africa
Spain [member]
Disclosure of operating segments [line items]
Goodwill																										$ 12,316				10,000
Spain [member] | Top of range [member]
Disclosure of operating segments [line items]
Share in borrowings, percentage																								1.00%	1.00%	1.00%
Other countries [member]
Disclosure of operating segments [line items]
Goodwill																										$ 550				522
Share in borrowings, percentage																								4.00%	4.00%	2.00%
Czech Republic [member]
Disclosure of operating segments [line items]
Goodwill																										$ 583				709
Trinidad Cement Limited [member]
Disclosure of operating segments [line items]
Ownership percentage																								39.50%	39.50%	39.50%
Fair value of assets acquired																																	$ 525,000,000	$ 10,936
Share price | $ / shares			$ 4.15
Debt assumed	$ 113,000,000		$ 113,000,000																													$ 2,354
Gain on Financial income and other items, net	$ 32,000,000	$ 623
Trinidad Cement Limited [member] | Mexican Peso [member]
Disclosure of operating segments [line items]
Exchange rate																																	20.83	20.83
Trinidad Cement Limited [member] | The Offer [member]
Disclosure of operating segments [line items]
Ownership percentage	69.80%	69.80%
Consideration transferred	$ 86,000,000		$ 86,000,000																													$ 1,791
Share price | $ / shares			$ 5.07
Trinidad Cement Limited [member] | Caribbean TCL [member]
Disclosure of operating segments [line items]
Ownership percentage				39.50%	39.50%																					39.50%
Cash payment for interest ownership				$ 0.76	$ 5.07
Trinidad Cement Limited [member] | Caribbean TCL [member] | The Offer [member]
Disclosure of operating segments [line items]
Option to acquire, number of shares | shares				132,616,942	132,616,942
Additional ownership percentage acquired				30.20%	30.20%
Concrete Reinforced Pipe Manufacturing Business [member]
Disclosure of operating segments [line items]
Proceeds from divestiture							$ 500,000,000
Contingent consideration on divestiture							$ 40,000,000
Concrete Reinforced Pipe Manufacturing Business [member] | United States [member]
Disclosure of operating segments [line items]
Goodwill																								$ 260,000,000						5,369
Gain (loss) on sale of business																								148,000,000	$ 3,083
Siam City Cement Public Company Ltd. [member]
Disclosure of operating segments [line items]
Proceeds from divestiture												$ 70,000,000	$ 1,450
Gain (loss) on sale of business												24,000,000	424
Foreign currency translation gain loss on disposal												$ 7,000,000	$ 122
Rohrdorfer Group [member]
Disclosure of operating segments [line items]
Proceeds from divestiture														$ 179,000,000	$ 3,090	€ 165
Gain (loss) on sale of business																						$ 45,000,000	$ 741
Foreign currency translation gain loss on disposal																						$ 10,000,000	$ 215
Number of quarries sold | Quarry														29,000,000	29,000,000	29,000,000						29,000,000	29,000,000
Number of ready mix plants sold | Plant														68,000,000	68,000,000	68,000,000						68,000,000	68,000,000
GCC [member]
Disclosure of operating segments [line items]
Proceeds from divestiture								$ 306,000,000	$ 6,340
Gain (loss) on sale of business								104,000,000	2,159
Foreign currency translation gain loss on disposal								$ 65,000,000	$ 1,347
Annual production capacity of cement plant sold | T								537,000	537,000
Proportional write off of goodwill based on relative fair values								$ 161,000,000	$ 3,340
Eagle Materials Inc [member]
Disclosure of operating segments [line items]
Goodwill																								211,000,000						$ 4,365
Proceeds from divestiture										$ 400,000,000	$ 8,288
Gain (loss) on sale of business																								$ 188,000,000	$ 3,694
Annual production capacity of cement plant sold | T										730,000	730,000
Eagle Materials Inc And Grupo Cementos de Chihuahua SAB De C.V. [member]
Disclosure of operating segments [line items]
Threshold percentage for measuring net assets for consolidation								5.00%	5.00%
Cementos Espaoles de Bombeo, S. de R.L. [member]
Disclosure of operating segments [line items]
Proceeds from divestiture						$ 1,649
Fixed assets sold						$ 309
Lease term of facilities						10 years
Aggregate initial amount of lease						$ 1,340
Contingent revenue						$ 557
Holcim Ltd. [member]
Disclosure of operating segments [line items]
Fair value of assets acquired																												4,575
Final payment in cash for acquisition of assets																	$ 40,000,000																		$ 594	€ 33
Proceeds from divestiture																											$ 207,000,000	$ 3,047	€ 171
Number of quarries sold | Quarry																												22
Number of ready mix plants sold | Plant																												79
Number of cements plants sold | Plant																												1
Number of cements grinding mills sold | Mills																												2
Number of slag granulator sold | Plant																												1
Holcim Ltd. [member] | Spain [member]
Disclosure of operating segments [line items]
Consideration transferred																	$ 129,000,000																		$ 1,894	€ 106
Fair value of assets acquired																												$ 2,065
Number of cement plants acquired | Plant																	1																		1	1
Production capacity | T																	850,000	850,000	850,000
Number of cement mill | Mills																	1																		1	1
Grinding capacity | T																	900,000	900,000	900,000
Other assets																	$ 106,000,000																		$ 1,562	€ 88
Goodwill																	22,000,000																		328	19
Holcim Ltd. [member] | Czech Republic [member]
Disclosure of operating segments [line items]
Consideration transferred																	$ 139,000,000																		$ 2,049	€ 115
Fair value of assets acquired																												$ 2,510
Number of cement plants acquired | Plant																	1																		1	1
Number of quarries acquired | Quarry																	4																		4	4
Number of ready mix plants acquired | Plant																	17																		17	17
Holcim Ltd. [member] | Germany [member]
Disclosure of operating segments [line items]
Consideration Paid																	$ 207,000,000	$ 3,047	€ 171
Finance subsidiaries [member]
Disclosure of operating segments [line items]
Share in borrowings, percentage																								15.00%	15.00%	25.00%
Heidelberg Cement Group [member]
Disclosure of operating segments [line items]
Goodwill																				$ 73,000,000											$ 64
Proceeds from divestiture																				150,000,000
Gain (loss) on sale of business																				$ 22,000,000	$ 399